Accounts Receivable, net - Accounts Receivable (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Accounts receivable, gross	€ 1,791.9	€ 1,504.9
Allowance for credit losses	(5.1)	(6.7)
Accounts receivable, net	1,786.8	€ 1,498.2
Transfer of Financial Assets Accounted for as Sales, Amount Derecognized	1,300.0
Transfer of Financial Financial Assets Accounted for as Sales, Amount Derecognized for Unconditional Downpayments	€ 700.0